AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 22.2%
Banks - 9.8%
Associated Banc-Corp.	341,470	$6,914,767
Comerica, Inc.	107,020	7,062,250
Sterling Bancorp./DE	373,430	7,491,006
Synovus Financial Corp.	224,402	8,024,616
Texas Capital Bancshares, Inc. (a)	117,007	6,394,433
Umpqua Holdings Corp.	467,803	7,700,037
Webster Financial Corp.	140,633	6,591,469
Zions Bancorp NA (b)	209,268	9,316,611

		59,495,189

Consumer Finance - 0.8%
OneMain Holdings, Inc.	126,626	4,644,642

Insurance - 9.2%
American Financial Group, Inc./OH	74,420	8,026,197
Everest Re Group Ltd.	33,496	8,912,951
First American Financial Corp.	93,079	5,492,592
Hanover Insurance Group, Inc. (The)	37,760	5,117,990
Kemper Corp.	84,131	6,558,011
Old Republic International Corp.	261,658	6,167,279
Reinsurance Group of America, Inc.-Class A	66,673	10,659,679
Selective Insurance Group, Inc.	65,115	4,895,997

		55,830,696

Thrifts & Mortgage Finance - 2.4%
BankUnited, Inc.	244,338	8,214,644
Essent Group Ltd.	140,962	6,719,658

		14,934,302

		134,904,829

Real Estate - 14.2%
Equity Real Estate Investment Trusts (REITs) - 14.2%
American Campus Communities, Inc.	170,675	8,206,054
Americold Realty Trust	178,715	6,624,965
Camden Property Trust	79,288	8,801,761
Cousins Properties, Inc.	192,335	7,229,873
CubeSmart	280,094	9,775,281
Easterly Government Properties, Inc.	252,353	5,375,119
Empire State Realty Trust, Inc.-Class A	496,792	7,089,222
MGM Growth Properties LLC-Class A	257,090	7,725,554
Park Hotels & Resorts, Inc.	248,175	6,196,930
STAG Industrial, Inc. (b)	285,434	8,414,594
Sun Communities, Inc.	73,510	10,912,559

		86,351,912

Information Technology - 13.6%
Communications Equipment - 0.9%
NetScout Systems, Inc. (a)	236,809	5,460,816

Electronic Equipment, Instruments & Components - 2.6%
Avnet, Inc.	150,990	6,716,790
Belden, Inc.	66,752	3,560,552
TTM Technologies, Inc. (a)	457,343	5,577,298

		15,854,640

Company	Shares	U.S. $ Value
IT Services - 2.2%
Amdocs Ltd.	121,218	$8,013,722
Genpact Ltd.	144,983	5,618,091

		13,631,813

Semiconductors & Semiconductor Equipment - 3.2%
Cypress Semiconductor Corp.	287,855	6,718,535
Kulicke & Soffa Industries, Inc.	290,735	6,826,458
MaxLinear, Inc.-Class A (a)	273,197	6,114,149

		19,659,142

Software - 3.2%
CommVault Systems, Inc. (a)	129,685	5,798,216
Nuance Communications, Inc. (a)	492,674	8,035,513
Verint Systems, Inc. (a)	127,845	5,469,209

		19,302,938

Technology Hardware, Storage & Peripherals - 1.5%
NCR Corp. (a)	283,400	8,944,104

		82,853,453

Industrials - 13.2%
Aerospace & Defense - 1.1%
AAR Corp.	158,964	6,550,906

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	65,940	1,663,666
Hub Group, Inc.-Class A (a)	58,323	2,712,020

		4,375,686

Airlines - 3.7%
Alaska Air Group, Inc.	143,354	9,305,108
Hawaiian Holdings, Inc. (b)	220,076	5,779,196
SkyWest, Inc.	124,964	7,172,933

		22,257,237

Building Products - 1.1%
Masonite International Corp. (a)	119,608	6,937,264

Commercial Services & Supplies - 0.2%
Steelcase, Inc.-Class A	82,785	1,523,244

Construction & Engineering - 1.7%
Quanta Services, Inc.	190,671	7,207,364
Tutor Perini Corp. (a)(b)	242,178	3,470,411

		10,677,775

Electrical Equipment - 1.7%
EnerSys	99,917	6,588,527
Regal Beloit Corp.	49,411	3,599,591

		10,188,118

Company	Shares	U.S. $ Value
Machinery - 1.6%
Kennametal, Inc.	169,453	$5,208,985
Terex Corp.	169,600	4,404,512

		9,613,497

Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc.	130,320	4,730,616

Trading Companies & Distributors - 0.6%
MRC Global, Inc. (a)	281,798	3,418,210

		80,272,553

Consumer Discretionary - 12.8%
Auto Components - 2.6%
Cooper-Standard Holdings, Inc. (a)	105,281	4,303,887
Dana, Inc.	344,143	4,969,425
Lear Corp.	54,071	6,374,971

		15,648,283

Diversified Consumer Services - 1.3%
Houghton Mifflin Harcourt Co. (a)	489,525	2,609,168
Sotheby’s (a)(b)	91,598	5,219,254

		7,828,422

Hotels, Restaurants & Leisure - 2.0%
Bloomin’ Brands, Inc. (b)	294,368	5,572,386
Papa John’s International, Inc. (b)	122,413	6,408,321

		11,980,707

Household Durables - 2.6%
Lennar Corp.-Class A	130,133	7,267,928
Taylor Morrison Home Corp.-Class A (a)	334,459	8,675,867

		15,943,795

Leisure Products - 1.9%
Brunswick Corp./DE	120,396	6,275,039
Callaway Golf Co.	256,821	4,984,896

		11,259,935

Specialty Retail - 0.9%
Michaels Cos., Inc. (The) (a)(b)	333,160	3,261,636
Signet Jewelers Ltd. (b)	149,280	2,501,933

		5,763,569

Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	122,812	4,072,446
Skechers U.S.A., Inc.-Class A (a)	131,155	4,898,639

		8,971,085

		77,395,796

Company	Shares	U.S. $ Value
Materials - 5.9%
Chemicals - 2.4%
Orion Engineered Carbons SA	256,029	$4,278,245
Trinseo SA	119,280	5,123,076
Westlake Chemical Corp.	79,708	5,222,468

		14,623,789

Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	420,131	6,196,932
Sealed Air Corp.	138,209	5,737,056

		11,933,988

Metals & Mining - 1.5%
Alcoa Corp. (a)	202,129	4,056,729
Carpenter Technology Corp.	101,482	5,242,560

		9,299,289

		35,857,066

Consumer Staples - 5.3%
Beverages - 1.1%
Cott Corp.	533,765	6,656,049

Food & Staples Retailing - 1.7%
US Foods Holding Corp. (a)	245,280	10,081,008

Food Products - 2.5%
Hain Celestial Group, Inc. (The) (a)(b)	309,513	6,646,792
Nomad Foods Ltd. (a)	416,856	8,545,548

		15,192,340

		31,929,397

Utilities - 4.4%
Electric Utilities - 2.6%
Alliant Energy Corp.	181,351	9,780,259
PNM Resources, Inc.	117,571	6,123,098

		15,903,357

Gas Utilities - 0.9%
Southwest Gas Holdings, Inc.	59,130	5,383,195

Multi-Utilities - 0.9%
Black Hills Corp.	73,299	5,624,233

		26,910,785

Energy - 3.8%
Energy Equipment & Services - 2.2%
Dril-Quip, Inc. (a)(b)	105,454	5,291,682
Oil States International, Inc. (a)	222,870	2,964,171
Patterson-UTI Energy, Inc. (b)	373,344	3,192,091
RPC, Inc. (b)	372,210	2,088,098

		13,536,042

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.6%
Cimarex Energy Co. (b)	46,403	$2,224,560
Oasis Petroleum, Inc. (a)	654,630	2,265,020
QEP Resources, Inc.	685,808	2,537,490
SM Energy Co.	268,070	2,597,598

		9,624,668

		23,160,710

Health Care - 2.5%
Health Care Providers & Services - 1.4%
Molina Healthcare, Inc. (a)	55,682	6,109,429
WellCare Health Plans, Inc. (a)	9,402	2,436,716

		8,546,145

Life Sciences Tools & Services - 1.1%
ICON PLC (a)	45,047	6,637,225

		15,183,370

Communication Services - 1.4%
Media - 1.4%
Criteo SA (Sponsored ADR) (a)	269,609	5,038,992
Sinclair Broadcast Group, Inc.-Class A (b)	77,310	3,304,230

		8,343,222

Total Common Stocks (cost $568,108,912)		603,163,093

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (c)(d)(e) (cost $937,443)	937,443	937,443

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $569,046,355)		604,100,536

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (c)(d)(e) (cost $7,411,400)	7,411,400	7,411,400

Total Investments - 100.6% (cost $576,457,755) (f)		611,511,936
Other assets less liabilities - (0.6)%		(3,829,887)

Net Assets - 100.0%		$607,682,049

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,619,725 and gross unrealized depreciation of investments was $(74,565,544), resulting in net unrealized appreciation of $35,054,181.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$603,163,093		$	– 0	–	$	– 0	–	$603,163,093
Short-Term Investments	937,443			– 0	–		– 0	–	937,443
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,411,400			– 0	–		– 0	–	7,411,400

Total Investments in Securities	611,511,936			– 0	–		– 0	–	611,511,936
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$611,511,936		$	– 0	–	$	– 0	–	$611,511,936

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,557	$93,268	$96,888	$937	$158
Government Money Market Portfolio*	2,473	139,898	134,960	7,411	34

Total	$7,030	$233,166	$231,848	$8,348	$192

*	Investments of cash collateral for securities lending transactions.